NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus,

dated February 1, 2019, the Natixis Funds Statutory Prospectus dated February 1, 2019,

April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Mirova International Sustainable Equity Fund
ASG Global Alternatives Fund	Natixis Oakmark Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 FundSM
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Green Bond Fund	Vaughan Nelson Value Opportunity Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

LOOMIS SAYLES BOND FUND

LOOMIS SAYLES GLOBAL BOND FUND

LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

LOOMIS SAYLES SMALL CAP GROWTH FUND

LOOMIS SAYLES SMALL CAP VALUE FUND

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus,

dated February 1, 2019, as may be revised or supplemented from time to time, for the following funds:

Effective immediately, the first paragraph under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.